Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	06/01/15-06/30/15
Determination Date	7/9/2015
Distribution Date	7/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$78,729,360.77
2.	Collections allocable to Principal				$6,028,020.33
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$153,410.49

5.	Pool Balance on the close of the last day of the related Collection Period				$72,547,929.95
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				13,326
7.	Initial Pool Balance				$650,000,011.61

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$42,326,360.74		$36,144,929.92
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$77,104,360.74		$70,922,929.92
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.3301022		0.2818934
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.1186221		0.1091122
10.	Overcollateralization Target Amount				$1,625,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.03
12.	Weighted Average Coupon			%	9.52%
13.	Weighted Average Original Term			months	68.93
14.	Weighted Average Remaining Term			months	19.10

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$648,556.89
	b.	Liquidation Proceeds allocable to Finance Charge			$5,607.58
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$654,164.47
16.	Principal:
	a.	Collections allocable to Principal			$6,028,020.33
	b.	Liquidation Proceeds allocable to Principal			$122,764.34
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$6,150,784.67

17.	Total Finance Charge and Principal Collections (15d+16d)		$6,804,949.14
18.	Interest Income from Collection Account		$514.65
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$6,805,463.79

Available Funds

21.	Available Collections		$6,805,463.79
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$6,805,463.79

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$65,607.80
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$65,607.80

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00
	m.	Class A-4 Monthly Interest	$47,617.16
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$47,617.16
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01
34.	Quaternary Principal Distributable Amount		$4,556,430.79
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$4,749,111.85
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$1,625,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$654,164.47
	b.	Total Daily Deposits of Principal Collections	$6,150,784.67
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$514.65

	e.	Total Deposits to Collection Account (sum a - d)	$6,805,463.79
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$65,607.80
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$6,306,004.08
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$431,351.91

	f.	Total Withdrawals from Collection Account (sum a - e)	$6,805,463.79

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$47,617.16
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$6,181,430.82
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$6,306,004.08
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$6,229,047.98
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$6,306,004.08

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$431,351.91
	b.	Reserve Account surplus (Ln 55)	$151.30

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$431,503.21
46.	Withdrawals
	a.	Certificateholder Distribution	$431,503.21

	b.	Total Withdrawals from Certificate Payment Account	$431,503.21

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$70,922,929.92
48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$151.30
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,151.30
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$151.30

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$65,607.80
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$6,306,004.08
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$431,351.91
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$151.30
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$0.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$6,229,047.98
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$431,503.21

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$25,038.57
74.	Cumulative Net Losses			$10,456,617.89
75.	Cumulative Net Loss Percentage			1.6087%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	457	$3,725,663.57
	b.	61 to 90 days past due	177	$1,433,536.23
	c.	91 or more days past due	44	$379,751.89

	d.	Total Past Due (sum a - c)	678	5,538,951.69

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer